                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_] ; Amendment Number: ----------
   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sound Shore Management, Inc.
Address: 8 Sound Shore Drive, Suite 180
         Greenwich, CT 06830

Form 13F File Number: 028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lowell Haims
Title: Chief Administrative Officer
Phone: (203) 629-1980

Signature, Place, and Date of Signing:

      /s/ Lowell Haims                 Greenwich, CT             May 8, 2012
-----------------------------   --------------------------   -------------------
         (Signature)                   (City, State)               (Date)

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

 Form 13F File Number                Name
 --------------------                -----------------------------------
 028-01190                           Frank Russell Company

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                              Form 13F SUMMARY PAGE

Report Summary: Sound Shore Management, Inc.

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           55

Form 13F Information Table Value Total:   $5,724,804
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

No.      Form 13F File number            Name
---      --------------------            ---------------------
1.

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
               Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite 180, Greenwich, Ct 06830

                                                                                                                        3/31/2012

                                                                                Item 6                           Item 8
                                Item 2                                  Investment Discretion              Voting Authority
                                Title   Item 3     Item 4              -----------------------        ---------------------------
            Item 1                of    Cusip    Mkt. Value   Item 5    Sole      Shared Other Item 7    Sole    Shared   None
Name of Issuer                  Class   Number    x $1000     Shares     (A)       (B)    (C)   Mgrs.    (A)       (B)     (C)
-------------------------------------- --------- ---------- ---------- ---------- ------ ----- ------ ---------- ------ ---------
Abbott Laboratories             COMMON 002824100    178,231  2,907,991  2,907,991      0     0         2,213,991      0   694,000
AES Corporation                 COMMON 00130H105    177,896 13,611,006 13,611,006      0     0        10,329,206      0 3,281,800
Altria Group Inc.               COMMON 02209S103        252      8,150      8,150      0     0             8,150      0         0
Applied Materials               COMMON 038222105    127,400 10,237,019 10,237,019      0     0         7,808,619      0 2,428,400
Bank of America Corporatio      COMMON 060505104    168,991 17,658,424 17,658,424      0     0        13,555,324      0 4,103,100
Barrick Gold Corporation        COMMON 067901108     26,838    617,255    617,255      0     0           483,055      0   134,200
Capital One Financial Corp      COMMON 14040H105    175,079  3,140,987  3,140,987      0     0         2,404,287      0   736,700
Chubb Corporation               COMMON 171232101        346      5,000      5,000      0     0             5,000      0         0
CitiGroup, Inc.                 COMMON 172967424    195,015  5,335,571  5,335,571      0     0         4,087,911      0 1,247,660
Comcast Corporation Class A     COMMON 20030N101    182,092  6,067,709  6,067,709      0     0         4,516,809      0 1,550,900
Credit Suisse Group             COMMON 225401108    120,175  4,215,197  4,215,197      0     0         3,287,697      0   927,500
CVS Caremark Corporation        COMMON 126650100    180,833  4,036,446  4,036,446      0     0         3,069,146      0   967,300
Delta Air Lines, Inc.           COMMON 247361702    110,883 11,183,378 11,183,378      0     0         8,363,578      0 2,819,800
Devon Energy Corporation        COMMON 25179M103    178,143  2,504,822  2,504,822      0     0         1,894,722      0   610,100
Diamond Offshore Drilling, Inc. COMMON 25271C102      1,302     19,500     19,500      0     0            19,500      0         0
DIRECTV Group Inc               COMMON 25490A101        771     15,626     15,626      0     0            15,626      0         0
EQT Corporation                 COMMON 26884L109      4,228     87,692     87,692      0     0            69,692      0    18,000
Exxon Mobil Corp                COMMON 30231G102        308      3,548      3,548      0     0             3,548      0         0
Frontier Communications Co      COMMON 35906A108        161     38,500     38,500      0     0            38,500      0         0
General Motors Company          COMMON 37045V100    165,419  6,449,083  6,449,083      0     0         4,893,283      0 1,555,800
Goldman Sachs Group Inc         COMMON 38141G104        336      2,700      2,700      0     0             2,700      0         0
Intl Business Machines          COMMON 459200101        427      2,048      2,048      0     0             2,048      0         0
Jabil Circuit, Inc.             COMMON 466313103        502     20,000     20,000      0     0            20,000      0         0
JetBlue Airways Corporation     COMMON 477143101        269     55,000     55,000      0     0            55,000      0         0
Life Technologies Corporation   COMMON 53217V109    180,627  3,699,856  3,699,856      0     0         2,828,856      0   871,000
Loews Corporation               COMMON 540424108        279      7,000      7,000      0     0             7,000      0         0
Lowe's Companies, Inc.          COMMON 548661107    181,017  5,768,551  5,768,551      0     0         4,309,651      0 1,458,900
Marsh & McLennan Companies Inc. COMMON 571748102    163,278  4,979,519  4,979,519      0     0         3,799,719      0 1,179,800
Merck & Co. Inc.                COMMON 58933Y109        323      8,400      8,400      0     0             8,400      0         0
MetLife Inc.                    COMMON 59156R108    165,076  4,419,712  4,419,712      0     0         3,366,312      0 1,053,400
Microsoft Corp                  COMMON 594918104    197,901  6,135,511  6,135,511      0     0         4,670,511      0 1,465,000
Newmont Mining Corporation      COMMON 651639106      4,887     95,323     95,323      0     0            57,923      0    37,400
Novartis AG ADR                 COMMON 66987V109    143,481  2,589,436  2,589,436      0     0         1,998,736      0   590,700
Owens-Illinois, Inc.            COMMON 690768403    127,677  5,470,311  5,470,311      0     0         4,095,611      0 1,374,700
Pfizer Inc.                     COMMON 717081103    159,115  7,026,477  7,026,477      0     0         5,366,077      0 1,660,400
Phillip Morris International    COMMON 718172109        634      7,150      7,150      0     0             7,150      0         0
PNC Financial Services Group    COMMON 693475105        277      4,300      4,300      0     0             4,300      0         0
Research in Motion Limited      COMMON 760975102        206     14,000     14,000      0     0            14,000      0         0
Sanofi ADR                      COMMON 80105N105    133,597  3,447,672  3,447,672      0     0         2,656,272      0   791,400
Charles Schwab Corporation      COMMON 808513105    162,679 11,320,771 11,320,771      0     0         8,524,071      0 2,796,700
Southwest Airlines Company      COMMON 844741108    125,220 15,196,591 15,196,591      0     0        11,575,691      0 3,620,900
State Street Corporation        COMMON 857477103    147,684  3,245,804  3,245,804      0     0         2,471,804      0   774,000
Sunoco, Inc.                    COMMON 86764P109    147,679  3,871,010  3,871,010      0     0         2,952,610      0   918,400
Symantec Corporation            COMMON 871503108    138,896  7,427,586  7,427,586      0     0         5,654,286      0 1,773,300
Sysco Corporation               COMMON 871829107    143,691  4,812,173  4,812,173      0     0         3,677,773      0 1,134,400
TJX Companies, Inc.             COMMON 872540109        893     22,500     22,500      0     0            22,500      0         0
Texas Instruments Inc.          COMMON 882508104    177,595  5,283,982  5,283,982      0     0         4,019,882      0 1,264,100
Time Warner, Inc.               COMMON 887317303    184,349  4,883,410  4,883,410      0     0         3,710,510      0 1,172,900
UnitedHealth Group Inc.         COMMON 91324P102    176,356  2,992,127  2,992,127      0     0         2,293,427      0   698,700
Visa, Inc.                      COMMON 92826C839    115,861    981,877    981,877      0     0           741,577      0   240,300
Wal-Mart Stores, Inc.           COMMON 931142103    167,149  2,731,198  2,731,198      0     0         2,046,998      0   684,200
Yahoo! Inc.                     COMMON 984332106    124,741  8,195,893  8,195,893      0     0         6,260,993      0 1,934,900
Invesco Ltd.                    COMMON G491BT108    167,442  6,278,281  6,278,281      0     0         4,815,981      0 1,462,300
Weatherford International, Ltd. COMMON H27013103    144,500  9,575,859  9,575,859      0     0         7,712,359      0 1,863,500
Flextronics International       COMMON Y2573F102    145,799 20,193,718 20,193,718      0     0        15,412,018      0 4,781,700

   TOTALS:                          55            5,724,804